[GRAPHIC OMITTED]                                             [GRAPHIC OMITTED]
WARBURG PINCUS FUNDS                             CREDIT SUISSE ASSET MANAGEMENT



                                   SEMIANNUAL
                                     REPORT

                                FEBRUARY 29, 2000
                                   (UNAUDITED)

                                 WARBURG PINCUS
                              EUROPEAN EQUITY FUND

                                        o

                                 WARBURG PINCUS
                         GLOBAL TELECOMMUNICATIONS FUND





More complete information about the Funds, including charges and expenses, is provided in the Prospectus, which must precede or accompany this document and which should be read carefully before investing. You may obtain additional copies by calling 800-WARBURG (800-927-2874) or by writing to Warburg Pincus Funds, P.O. Box 9030, Boston, MA 02205-9030.

Provident Distributors, Inc., Distributor, located at Four Falls Corporate Center, 6th Floor, West Conshohocken, PA 19428-2961 is not affiliated with Credit Suisse Asset Management, LLC. Warburg Pincus Funds are advised by Credit Suisse Asset Management, LLC.

   FROM TIME TO TIME, THE FUNDS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

   RETURNS ARE HISTORICAL AND INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

   INTERNATIONAL  INVESTING  ENTAILS  SPECIAL  RISK  CONSIDERATIONS,   INCLUDING
CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS.

   THE VIEWS OF THE FUNDS' MANAGEMENT ARE AS OF THE DATE OF THE LETTERS AND PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF FEBRUARY 29, 2000; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

   FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDICINSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE. FUND INVESTMENTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING LOSS OF YOUR INVESTMENT.

WARBURG PINCUS EUROPEAN EQUITY FUND
PORTFOLIO MANAGERS' LETTER -- FEBRUARY 29, 2000
--------------------------------------------------------------------------------
                                                                   April 3, 2000

Dear Shareholders:

   We are writing to report on the results of the Warburg Pincus European Equity Fund (the "Fund") for the six months ended February 29, 2000.

   On February 29, 2000, the net asset value ("NAV") of the Fund's common shares was $12.88, vs. a NAV of $9.79 on August 31, 1999. The common shares' total return was 32.12% (assuming the reinvestment of dividends and distributions at $0.0499 a share). By comparison, the Morgan Stanley Capital International Europe Index* (the "MSCI Europe") had a return of 13.98% for the period. The Fund's common shares' one-year return through February 29, 2000 was 35.30%. The Fund's common shares' since-inception (on January 28, 1999) average annual total return through February 29, 2000 was 26.62%.

   The Fund's institutional shares had a NAV of $12.90 on February 29, 2000, vs. a NAV of $9.80 on August 31, 1999. The institutional shares' total return was 32.38% for the six months (assuming the reinvestment of dividends and distributions at $0.0667 a share). The MSCI Europe had a return of 13.98% for the six months. The Fund's institutional shares' one-year return through February 29, 2000 was 35.71%. The Fund's institutional shares' since-inception (on January 28, 1999) average annual total return through February 29, 2000 was 26.67%.

   The period was a positive one for almost all European stock markets, buoyed by optimism over the region's economic prospects and an improving outlook for earnings in general. Market leadership, however, was limited to a handful of sectors, largely those relating to telecommunications, media and technology.

   Against this backdrop, the Fund had a solid gain in absolute terms, and handily outpaced its benchmark for the six months. The Fund's results reflected a strong showing from its substantial position in stocks in the above-mentioned areas.

   We made few noteworthy changes during the period in terms of country emphasis. We maintained a primary focus on the Continent's "core" economies (most specifically, France and Germany), where we generally saw the most compelling value. We also saw attractively priced stocks in smaller European markets within the EMU block, including Finland, Europe's strongest-performing market for the six months. We established a modest position in Turkey, where significant macroeconomic changes occurred during the period. We maintained our underweight stance in the U.K., reflecting our near-term concerns over the country's interest-rate policies.

WARBURG PINCUS EUROPEAN EQUITY FUND
PORTFOLIO MANAGERS' LETTER -- FEBRUARY 29, 2000 (CONCLUDED)
--------------------------------------------------------------------------------

The relatively low allocation to the U.K. proved beneficial, as the country's stock market was a laggard for the six months.

   Looking ahead, our outlook for Europe's equity markets remains positive based on our expectation that GDP growth in the region is set to accelerate. Furthermore, we believe that continued growth is possible without a material pickup in inflation as unemployment rates (though falling) remain relatively high and price transparency resulting from a single currency and the Internet act as deflationary forces within the region. We feel that merger & acquisition activity is likely to remain high, particularly in segments of the market related to the "new economy." All these factors stand to provide a strong backdrop for equity investors going forward. The Fund, we believe, is currently well positioned to benefit from the positive impact of economic recovery on traditional industries as well as the emergence of new trends and technologies.

   Our favorable long-term outlook aside, Europe's stock markets will likely remain volatile, necessitating careful stock selection as well as country allocation. As ever, we will continue to strive to identify markets and companies we deem to have the brightest long-term prospects.

Sincerely yours,

Credit Suisse Asset Management European Equities Management Team

Harold W. Erlich, Managing Director
Nancy Nierman, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES IN EUROPE, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN A MORE GEOGRAPHICALLY DIVERSIFIED EQUITY FUND.



*The    Morgan    Stanley    International    Europe    Index    is   a   market
capitalization-weighted index of 15 European countries. The index is calculated on a total return basis with net dividends reinvested.

WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO MANAGERS' LETTER -- FEBRUARY 29, 2000
--------------------------------------------------------------------------------

                                                                  March 22, 2000

Dear Shareholders:

   We are pleased to report on the results of the Warburg Pincus
Global Telecommunications Fund (the "Fund") for the six months ended February 29, 2000.

   At February 29, 2000, the net asset value ("NAV") of the Fund was $82.65, compared to an NAV of $41.22 on August 31, 1999. As a result, the Fund's total return was 104.5%, (assuming the reinvestment of dividends and distributions totaling $1.23 per share). By comparison, the MSCI Global Telecommunications Index* returned 36.6% during the same period.

   The Fund outperformed as a result of effective stock selection across all geographies in which we invested. In order of their positive contributions to overall performance during the fiscal half-year, these were the U.S., Japan, Europe, Asia/Pacific, other emerging markets and Latin America.

    o THE U.S. We emphasized two telecommunications subsectors in the Fund's U.S. exposure. The first was non-traditional service carriers, best exemplified by companies known as CLECs (i.e., competitive local-exchange carriers). Our analysis concluded that CLECs, which are fairly young companies that provide advanced data and Internet services in addition to traditional telephony, offered unusually strong growth potential. The portfolio thus benefited as CLEC names enjoyed significant appreciation.

      The other subsector we highlighted in the U.S. was wireless. Wireless companies, which sold at valuations that were quite reasonable compared to their bright growth prospects, also outperformed.

    o JAPAN. Japanese stock selection favored competitive entrants and wireless companies. Among the latter was NTT Mobile Communications, one of the world's top wireless providers and the Fund's largest individual holding, whose shares more than doubled during the half-year.

    o EUROPE. Results in Europe were strong in several nations, especially the U.K. Our biggest U.K. position (and one of the Fund's biggest as well) was Vodafone Airtouch, the global wireless giant whose shares surged in the wake of its bid to acquire Germany's Mannesmann. The Vodafone bid for Mannesmann, incidentally, was announced in November and proved to be a catalytic event in terms of its upward impact on telecom stocks worldwide.

      Elsewhere  in  Europe,   relative  returns  were  best  in  Finland,   the
      Netherlands and Italy.

WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
PORTFOLIO MANAGERS' LETTER -- FEBRUARY 29, 2000 (CONCLUDED)
--------------------------------------------------------------------------------


    o ASIA/PACIFIC. Asian performance was highest in China, India and South Korea, each of which benefited from one of the portfolio's major positions. Respectively by market, these were China Telecom, VSNL and SK Telecom.

    o OTHER  EMERGING   MARKETS.   Among  other  emerging   markets,   we  fared
      particularly well in Russia and Israel.

    o LATIN AMERICA. Our decision to focus on the key markets of Mexico and Brazil drove outperformance in Latin America. In Mexico, we invested in a combination of incumbent providers and newer competitive entrants. Brazilian exposure focused on incumbents, wireless providers and data-focused companies spun off from Telebras, the privatized telecom holding company.

   Thank you for your support, and please feel free to call upon us at any time if you have questions.

Sincerely yours,

Credit Suisse Asset Management Global Telecommunications
Management Team

Scott T. Lewis, Director
Vincent J. McBride, Director

INTERNATIONAL INVESTING ENTAILS SPECIAL RISK CONSIDERATIONS, INCLUDING CURRENCY FLUCTUATIONS, LOWER LIQUIDITY, ECONOMIC AND POLITICAL RISKS, AND DIFFERENCES IN ACCOUNTING METHODS. SINCE THE FUND FOCUSES ITS INVESTMENTS ON COMPANIES INVOLVED IN TELECOMMUNICATIONS, AN INVESTMENT IN THE FUND MAY INVOLVE A GREATER DEGREE OF RISK THAN AN INVESTMENT IN OTHER MUTUAL FUNDS THAT SEEK CAPITAL APPRECIATION BY INVESTING IN A BROADER MIX OF ISSUES. MORE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES AND THE SPECIAL RISK CONSIDERATIONS ASSOCIATED WITH A SINGLE-INDUSTRY FUND, IS PROVIDED IN THE PROSPECTUS.

PERFORMANCE
                                                                     SINCE
                                                                   INCEPTION
                               SIX MONTHS         ONE YEAR          12/4/96
                                 2/29/00     (3/1/99 - 2/29/00)  (ANNUALIZED)
--------------------------------------------------------------------------------
Warburg Pincus Global
Telecommunications Fund           104.5%            170.4%           78.4%

Morgan Stanley Global
Telecommunications Index*          36.6%             35.1%           37.7%
--------------------------------------------------------------------------------

* THE MORGAN STANLEY GLOBAL TELECOMMUNICATIONS INDEX IS AN UNMANAGED INDEX (WITH NO DEFINED INVESTMENT OBJECTIVE) OF TELECOMMUNICATIONS EQUITIES THAT INCLUDES REINVESTMENT OF DIVIDENDS AND IS COMPILED BY MORGAN STANLEY & CO., INCORPORATED.

WARBURG PINCUS EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------

COMMON STOCKS (83.1%)
AUSTRIA (2.0%)
ELECTRICAL COMP. & INSTRUMENTS (0.8%)
    Austria Technologie & Systemtechnik AG**           4,304     $   327,367
                                                                 -----------
ENERGY SOURCES (1.2%)
    OMV AG                                             5,855         458,359
                                                                 -----------
    TOTAL AUSTRIA                                                    785,726
                                                                 -----------
DENMARK (1.3%)
BUSINESS & PUBLIC SERVICES (1.3%)
    ISS International Service System A/S CL. B         7,675         512,442
                                                                 -----------
    TOTAL DENMARK                                                    512,442
                                                                 -----------
FINLAND (7.2%)
ELECTRICAL & ELECTRONICS (2.6%)
    Nokia Oyj                                          5,022       1,000,880
                                                                 -----------
MACHINERY & ENGINEERING (2.1%)
    Metso Oyj                                         62,760         821,782
                                                                 -----------
TELEPHONE - INTEGRATED (2.5%)
    Helsingin Puhelin Oyj (Helsinki Telephone Corp.)#  9,060         968,247
                                                                 -----------
    TOTAL FINLAND                                                  2,790,909
                                                                 -----------
FRANCE (14.0%)
BANKING (1.6%)
    Banque Nationale de Paris                          7,924         625,595
                                                                 -----------
BROADCASTING & PUBLISHING (2.5%)
    Hachette Filipacchi Medias                         7,560         618,694
    Thomson Multimedia**                               2,670         351,668
                                                                 -----------
                                                                     970,362
                                                                 -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES (1.4%)
    Vivendi                                            4,644         545,490
                                                                 -----------
ELECTRONIC COMP. & INSTRUMENTS (1.7%)
    STMicroelectronics N.V.#                           3,375         669,385
                                                                 -----------
ENERGY EQUIPMENT & SERVICES (1.2%)
    Coflexip S.A. ADR#**                              10,175         455,967
                                                                 -----------
ENERGY SOURCES (2.0%)
    Total Fina S.A. CL. B                              5,853         774,847
                                                                 -----------
INSURANCE (1.5%)
    AXA S.A.**                                         4,610         579,224
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------

COMMON STOCKS (CONT'D)
FRANCE (CONT'D)
METALS - NON-FERROUS (0.8%)
    Pechiney S.A. CL. A                                5,041     $   294,120
                                                                 -----------
MULTI-INDUSTRY (1.3%)
    Lagardere S.C.A                                    5,351         503,344
                                                                 -----------
    TOTAL FRANCE                                                   5,418,334
                                                                 -----------
GERMANY (12.6%)
BANKING (3.4%)
    Deutsche Bank AG                                   5,950         500,684
    Dresdner Bank AG                                  16,500         791,131
                                                                 -----------
                                                                   1,291,815
                                                                 -----------
ELECTRICAL & ELECTRONICS (1.9%)
    Siemens AG                                         4,166         744,043
                                                                 -----------
FINANCIAL SERVICES (2.1%)
    Marschollek, Lautenschlaeger und Partner AG        1,611         822,065
                                                                 -----------
INTERNET SOFTWARE (1.0%)
    Intershop Communications AG**                        760         387,815
                                                                 -----------
REINSURANCE (1.9%)
    Hannover Rueckversicherungs AG                    12,515         747,063
                                                                 -----------
UTILITIES - ELECTRICAL & GAS (2.3%)
    Viag AG                                           49,350         876,634
                                                                 -----------
    TOTAL GERMANY                                                  4,869,435
                                                                 -----------
HUNGARY (1.7%)
BANKING (1.7%)
    OTP Bank Rt. GDR 144A                             11,150         636,601
                                                                 -----------
    TOTAL HUNGARY                                                    636,601
                                                                 -----------
IRELAND (3.2%)
BANKING (0.9%)
    Bank of Ireland                                   59,850         349,198
                                                                 -----------
TELECOMMUNICATIONS (2.3%)
    eircom plc**                                     200,000         881,345
                                                                 -----------
    TOTAL IRELAND                                                  1,230,543
                                                                 -----------
ITALY (4.7%)
TELEPHONE - INTEGRATED (2.7%)
    Tecnost S.p.A.#                                  248,600       1,033,998
                                                                 -----------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------

COMMON STOCKS (CONT'D)
ITALY (CONT'D)
TRANSPORT - SERVICES (2.0%)
    Concessioni e Costruzioni Autostrade S.p.A.#      89,351     $   786,286
                                                                 -----------
    TOTAL ITALY                                                    1,820,284
                                                                 -----------
NETHERLANDS (5.2%)
APPLIANCES & HOUSEHOLD DURABLES (1.6%)
    Koninklijke Philips Electronics
      N.V                                              3,366         623,039
                                                                 -----------
BROADCASTING & PUBLISHING (0.8%)
    VNU N.V                                            4,400         303,532
                                                                 -----------
CONSTRUCTION & HOUSING (0.9%)
    IHC Caland N.V                                    10,450         352,143
                                                                 -----------
ELECTRICAL & ELECTRONICS (1.9%)
    Equant**                                           6,628         749,179
                                                                 -----------
    TOTAL NETHERLANDS                                              2,027,893
                                                                 -----------
PORTUGAL (3.5%)
MULTI-INDUSTRY (1.0%)
    PT MULTIMEDIA - Servicos de
      Telecomunicacoes e Multimedia SGPS S.A.**        3,150         400,634
                                                                 -----------
TELECOMMUNICATIONS (2.5%)
    Portugal Telecom S.A                              66,760         949,362
                                                                 -----------
    TOTAL PORTUGAL                                                 1,349,996
                                                                 -----------
SPAIN (3.3%)
BANKING (1.8%)
    Banco Bilbao Vizcaya S.A.**                       49,003         712,417
                                                                 -----------
RETAIL - HYPERMARKETS (1.5%)
    Centros Comerciales Continente, S.A               16,750         283,026
    Centros Comerciales Pryca, S.A.#                  21,700         286,648
                                                                 -----------
                                                                     569,674
                                                                 -----------
    TOTAL SPAIN                                                    1,282,091
                                                                 -----------
SWEDEN (5.2%)
BANKING (2.0%)
    Nordbanken Holding AB                            143,600         753,482
                                                                 -----------
ELECTRICAL & ELECTRONICS (3.2%)
    Telefonaktiebolaget L.M. Ericsson Cl. B           13,069       1,250,733
                                                                 -----------
    TOTAL SWEDEN                                                   2,004,215
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------
COMMON STOCKS (CONT'D)
SWITZERLAND (0.8%)
TELECOMMUNICATIONS (0.8%)
    Carrier 1 International S.A.**                     1,900     $   296,349
    Carrier 1 International S.A. - ADR**                 400          12,975
                                                                 -----------
                                                                     309,324
                                                                 -----------
    TOTAL SWITZERLAND                                                309,324
                                                                 -----------
TURKEY (1.3%)
COMMERCIAL BANKS-EUROPE (0.7%)
    Yapi ve Kredi Bankasi A.S                      8,930,000         264,118
                                                                 -----------
DIVERSIFIED OPERATIONS (0.6%)
    Haci Omer Sabanci Holding A.S                  4,851,000         223,653
                                                                 -----------
    TOTAL TURKEY                                                     487,771
                                                                 -----------
UNITED KINGDOM (17.1%)
AEROSPACE & MILITARY TECHNOLOGY (1.7%)
    British Aerospace plc                            131,185         649,268
                                                                 -----------
BANKING (3.4%)
    Bank of Scotland                                  64,000         570,862
    Lloyds TSB Holdings Group plc                     79,194         728,892
                                                                 -----------
                                                                   1,299,754
                                                                 -----------
BROADCASTING & PUBLISHING (1.3%)
    Reed International plc                            67,300         493,784
                                                                 -----------
HEALTH & PERSONAL CARE (2.3%)
    Astrazeneca Group plc                              9,731         316,312
    Smithkline Beecham plc                            52,850         591,970
                                                                 -----------
                                                                     908,282
                                                                 -----------
INSURANCE (1.7%)
    Prudential Corporation plc                        45,956         677,628
                                                                 -----------
TELECOMMUNICATIONS (6.7%)
    British Telecommunications plc                    53,373         931,921
    Cable & Wireless Communications plc**             18,912         320,958
    Viatel, Inc.**                                     8,850         498,366
    Vodafone AirTouch PLC                            147,724         828,491
                                                                 -----------
                                                                   2,579,736
                                                                 -----------
    TOTAL UNITED KINGDOM                                           6,608,452
                                                                 -----------
TOTAL COMMON STOCKS (Cost $28,798,417)                           $32,134,016
                                                                 -----------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS EUROPEAN EQUITY FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


                                                       PAR
                                                      (000)         VALUE
                                                     -------       -------

SHORT-TERM INVESTMENT (5.5%)
    BBH Grand Cayman U.S. Dollar Time Deposit
      4.850%  03/01/00                                $2,110     $ 2,110,000
      (Cost $2,110,000)                                          -----------

TOTAL INVESTMENTS (88.6%) (Cost $30,908,417*)                    $34,244,016
OTHER ASSETS IN EXCESS OF LIABILITIES (11.4%)                    $ 4,409,145
                                                                 -----------
TOTAL NET ASSETS (100.0%)                                        $38,653,161
                                                                 ===========

* The cost for Federal income tax purposes at February 29, 2000 is $31,020,267. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation                                       $ 5,164,873
        Gross Depreciation                                        (1,941,124)
                                                                 -----------
        Net Appreciation                                         $ 3,223,749
                                                                 ===========

** Non-income producing securities.

#  Security or a portion thereof is out on loan.

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipts
                        GDR = Global Depository Receipts

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------

COMMON STOCKS (88.7%)
ARGENTINA (0.4%)
TELECOMMUNICATIONS (0.4%)
    Telecom Argentina  S.A. ADR#**                    40,000    $  1,667,500
                                                                ------------
    TOTAL ARGENTINA                                                1,667,500
                                                                ------------
BELGIUM (0.0%)
TELECOMMUNICATIONS (0.0%)
    Telinfo NV-strip VVPR**                               61               1
                                                                ------------
    TOTAL BELGIUM                                                          1
                                                                ------------
BERMUDA (0.9%)
MULTI-INDUSTRY (0.6%)
    Tyco International LTD. ADR                      123,300       4,677,694
                                                                ------------
TELECOMMUNICATIONS (0.3%)
    Flag Telecom Holdings, LTD.**                     95,000       2,719,375
                                                                ------------
    TOTAL BERMUDA                                                  7,397,069
                                                                ------------
BRAZIL (2.1%)
TELECOMMUNICATIONS (2.1%)
    Celular crt Participacoes S.A. Pfd. A**        3,172,000       1,045,971
    Embratel Participacoes S.A. ADR**                118,300       2,839,200
    Tele Centro Oeste Celular
       Participacoes S.A. ADR**                      317,000       2,853,000
    Telecomunicacoes Brasileiras S.A.
       Pfd. Block ADR#**                              27,100       3,990,475
                                                                ------------
    TOTAL BRAZIL                                                  10,728,646
                                                                ------------
CANADA (2.8%)
TELECOMMUNICATIONS (2.8%)
    Clearnet Communications, Inc., Cl. A**            47,000       1,976,937
    Descartes Systems Group, Inc. (The)**             71,800       3,949,000
    OCI Communications, Inc. Cl. B                    11,800         143,535
    Research in Motion, Ltd.**                        35,500       4,801,375
    Telesystem International Wireless, Inc.**         80,000       3,220,000
                                                                ------------
    TOTAL CANADA                                                  14,090,847
                                                                ------------
CHILE (0.5%)
TELECOMMUNICATIONS (0.5%)
    Cia. de Telecomunicaciones de Chile S.A. ADR**   111,300       2,226,000
                                                                ------------
    TOTAL CHILE                                                    2,226,000
                                                                ------------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
----------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------

COMMON STOCKS (CONT'D)
FINLAND (3.0%)
TELECOMMUNICATIONS (3.0%)
    Comptel Oyj                                       22,000    $  2,670,993
    Nokia Corp. ADR                                   29,800       5,909,712
    Sonera Oyj                                        82,980       6,399,424
                                                                ------------
    TOTAL FINLAND                                                 14,980,129
                                                                ------------
FRANCE (0.9%)
BUILDING MATERIALS & COMPONENTS (0.6%)
    Bouygues S.A.                                      3,614       3,009,811
                                                                ------------
ELECTRICAL & ELECTRONICS (0.3%)
    Alcatel                                            6,676       1,563,201
                                                                ------------
    TOTAL FRANCE                                                   4,573,012
                                                                ------------
GERMANY (0.3%)
TELECOMMUNICATIONS (0.3%)
    Telegate AG**                                      9,200       1,381,807
                                                                ------------
    TOTAL GERMANY                                                  1,381,807
                                                                ------------
GREECE (1.8%)
TELECOMMUNICATIONS (1.8%)
    Hellenic Telecommunications
      Organization S.A. ADR#**                       486,135       7,292,025
    Stet Hellas Telecommunications S.A. ADR**         60,900       1,823,194
                                                                ------------
    TOTAL GREECE                                                   9,115,219
                                                                ------------
HONG KONG (2.2%)
MULTI-INDUSTRY (0.6%)
    Hutchison Whampoa, Ltd.                          173,000       2,711,968
                                                                ------------
TELECOMMUNICATIONS (1.6%)
    China Telecom (Hong Kong), Ltd. ADR**             44,300       8,234,262
                                                                ------------
    TOTAL HONG KONG                                               10,946,230
                                                                ------------
HUNGARY (0.7%)
TELECOMMUNICATIONS (0.7%)
    Magyar Tavkozlesi ADR                             74,200       3,408,562
                                                                ------------
    TOTAL HUNGARY                                                  3,408,562
                                                                ------------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
----------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------

COMMON STOCKS (CONT'D)
INDIA (2.1%)
TELECOMMUNICATIONS (2.1%)
    Mahanagar Telephone Nigam, Ltd. 144A GDR**       119,000    $  2,305,625
    Videsh Sanchar Nigam, Ltd. 144A GDR              226,600       8,327,550
                                                                ------------
    TOTAL INDIA                                                   10,633,175
                                                                ------------
IRELAND (1.0%)
TELECOMMUNICATIONS (1.0%)
    eircom plc**                                   1,127,210       4,967,304
                                                                ------------
    TOTAL IRELAND                                                  4,967,304
                                                                ------------
ISRAEL (0.4%)
TELECOMMUNICATIONS (0.4%)
    Gilat Satellite Networks, Ltd. ADR#**             12,100       1,814,244
                                                                ------------
    TOTAL ISRAEL                                                   1,814,244
                                                                ------------
ITALY (1.3%)
TELECOMMUNICATIONS (1.3%)
    Telecom Italia S.p.A.#                           381,279       6,684,790
                                                                ------------
    TOTAL ITALY                                                    6,684,790
                                                                ------------
JAPAN (7.5%)
BUSINESS & PUBLIC SERVICES (0.7%)
    Trans Cosmos, Inc.                                 7,900       3,682,061
                                                                ------------
ELECTRONIC COMP. & INSTRUMENTS (1.1%)
    Internet Intitiative Japan, Inc. ADR**            10,000       1,060,000
    Sony Corp.                                         7,200       2,130,148
    Sony Corp. ADR                                     7,200       2,256,300
                                                                ------------
                                                                   5,446,448
                                                                ------------
MULTI-INDUSTRY (1.1%)
    Furukawa Electric Co., Ltd.                      389,000       5,945,580
                                                                ------------
TELECOMMUNICATIONS (4.6%)
    DDI Corp.#                                           411       3,816,242
    KDD Corp.                                         30,200       2,817,895
    NTT Mobile Communication Network, Inc.               303      12,219,130
    Softbank Corp.                                     3,100       4,515,186
                                                                ------------
                                                                  23,368,453
                                                                ------------
    TOTAL JAPAN                                                   38,442,542
                                                                ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
----------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------

COMMON STOCKS (CONT'D)
MALAYSIA (0.7%)
TELECOMMUNICATIONS (0.7%)
    Telekom Malaysia Berhad                          847,300    $  3,589,971
                                                                ------------
    TOTAL MALAYSIA                                                 3,589,971
                                                                ------------
MEXICO (2.8%)
BROADCASTING & PUBLISHING (0.8%)
    Grupo Televisa S.A. GDR**                         56,300       4,324,544
                                                                ------------
TELECOMMUNICATIONS (2.0%)
    Neuvo Grupo Iusacell S.A. de C.V. ADR**           74,832       1,590,180
    Telefonos De Mexico S.A. Cl. L ADR               130,200       8,560,650
                                                                ------------
                                                                  10,150,830
                                                                ------------
    TOTAL MEXICO                                                  14,475,374
                                                                ------------
NETHERLANDS (2.1%)
ELECTRICAL & ELECTRONICS (0.4%)
    Equant N.V.**                                     18,984    $  2,145,808
                                                                ------------
TELECOMMUNICATIONS (1.7%)
    United Pan-Europe Communications N.V.**           29,658       5,843,709
    Versatel Telecom International N.V.#**            44,100       2,670,694
                                                                ------------
                                                                   8,514,403
                                                                ------------
    TOTAL NETHERLANDS                                             10,660,211
                                                                ------------
PERU (0.2%)
TELECOMMUNICATIONS (0.2%)
    Telefonica Del Peru S.A.A. ADR**                  42,100         826,212
                                                                ------------
    TOTAL PERU                                                       826,212
                                                                ------------
PHILIPPINES (0.4%)
TELECOMMUNICATIONS (0.4%)
    Philippine Long Distance Telephone Co.            44,000         955,618
    Philippine Long Distance Telephone Co. ADR#       38,200         830,850
                                                                ------------
    TOTAL PHILIPPINES                                              1,786,468
                                                                ------------
PORTUGAL (1.5%)
MULTI-INDUSTRY (0.2%)
    PT Multimedia - Servicos de Telecomunicacoes e
       Multimedia SGPS S.A.**                          7,500         953,892
                                                                ------------
TELECOMMUNICATIONS (1.3%)
    Portugal Telecom S.A.                            458,720       6,523,237
                                                                ------------
    TOTAL PORTUGAL                                                 7,477,129
                                                                ------------

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
----------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------

COMMON STOCKS (CONT'D)
RUSSIA (0.6%)
TELECOMMUNICATIONS (0.6%)
    Golden Telecom, Inc. ADR#**                       70,000    $  2,940,000
                                                                ------------
    TOTAL RUSSIA                                                   2,940,000
                                                                ------------
SOUTH KOREA (3.0%)
ELECTONIC COMP. & INSTRUMENTS (0.8%)
    Samsung Electronics Co.                           17,400       3,938,220
                                                                ------------
TELECOMMUNICATIONS (2.2%)
    Korea Telecom Corp. ADR**                         58,100       2,527,350
    SK Telecom Co., Ltd. ADR**                       201,110       9,037,381
                                                                ------------
                                                                  11,564,731
                                                                ------------
    TOTAL SOUTH KOREA                                             15,502,951
                                                                ------------
SPAIN (0.7%)
BROADCASTING & PUBLISHING (0.2%)
    Sogecable S.A.**                                  17,000       1,095,808
                                                                ------------
TELECOMMUNICATIONS (0.5%)
    Telefonica S.A.**                                 53,000       1,523,194
    Telefonica S.A. ADR#**                            11,934       1,034,529
                                                                ------------
                                                                   2,557,723
                                                                ------------
    TOTAL SPAIN                                                    3,653,531
                                                                ------------
SWEDEN (1.7%)
ELECTRICAL & ELECTRONICS (1.7%)
    Telefonaktiebolaget L.M. Ericsson ADR             25,000       2,400,000
    Telefonaktiebolaget L.M. Ericsson Cl. B           65,550       6,273,285
                                                                ------------
    TOTAL SWEDEN                                                   8,673,285
                                                                ------------
TAIWAN (0.0%)
ELECTRONIC COMP. & INSTRUMENTS (0.0%)
    Yageo Corp. 144A GDR#                                400           3,026
                                                                ------------
    TOTAL TAIWAN                                                       3,026
                                                                ------------
THAILAND (0.3%)
TELECOMMUNICATIONS (0.3%)
    TelecomAsia Corp. Public Co., Ltd.**             891,600       1,239,833
                                                                ------------
    TOTAL THAILAND                                                 1,239,833
                                                                ------------


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
----------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------

COMMON STOCKS (CONT'D)
UNITED KINGDOM (4.9%)
ELECTRONIC COMP. & INSTRUMENTS (0.3%)
    Arm Holdings plc**                                17,744    $  1,337,603
                                                                ------------
TELECOMMUNICATIONS (4.6%)
    British Telecommunications plc                   239,012       4,173,282
    British Telecommunications plc ADR                 3,800         677,350
    Colt Telecom Group plc ADR**                      15,963       3,719,130
    Filtronic PLC                                     36,600       1,289,956
    NDS Group plc ADR#**                              28,700       2,134,562
    Vodafone Airtouch plc                          1,441,979       8,087,150
    Vodafone Airtouch plc ADR#                        63,500       3,663,156
                                                                ------------
                                                                  23,744,586
                                                                ------------
    TOTAL UNITED KINGDOM                                          25,082,189
                                                                ------------
UNITED STATES (41.9%)
AEROSPACE & MILITARY TECHNOLOGY (1.6%)
    General Motors Corp. Cl. H#**                     24,143       2,909,231
    Loral Space & Communications, Ltd.**             198,260       2,986,291
    Titan Corporation (The)**                         55,000       2,062,500
                                                                ------------
                                                                   7,958,022
                                                                ------------
BROADCASTING & PUBLISHING (4.0%)
    CBS Corp.**                                       51,000       3,037,687
    Emmis Communications Corp.**                      80,000       2,920,000
    Fox Entertainment Group, Inc.**                  195,600       5,146,725
    Infinity Broadcasting Corp.**                     65,000       2,075,937
    TCI Satellite Entertainment, Inc.**               57,615         727,389
    Time Warner, Inc.**                               43,597       3,727,543
    TV Guide, Inc. Cl. A**                            60,000       2,827,500
                                                                ------------
                                                                  20,462,781
                                                                ------------
BUSINESS & PUBLIC SERVICES (1.2%)
    Microsoft Corporation**                           50,000       4,468,750
    Walt Disney Co. (The)                             55,000       1,842,500
                                                                ------------
                                                                   6,311,250
                                                                ------------
DATA PROCESSING & REPRODUCTION (1.1%)
    Sun Microsystems, Inc.**                          59,000       5,619,750
                                                                ------------
ELECTRONIC COMP. & INSTRUMENTS (7.3%)
    America Online**                                  60,108       3,546,372
    Applied Materials, Inc.**                          9,000       1,646,437
    Cabletron Systems, Inc.**                        155,000       7,595,000


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
----------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------

COMMON STOCKS (CONT'D)
UNITED STATES (CONT'D)
CISCO SYSTEMS**                                       15,894    $  2,100,988
    Gemstar International Group Ltd.**                32,500       2,465,938
    i2 Technologies, Inc.**                           10,000       1,635,000
    JDS Uniphase Corp.**                              22,960       6,055,700
    Sanmina Corp.**                                   35,000       4,097,188
    Texas Instruments, Inc.                           44,000       7,326,000
    Yahoo, Inc.**                                      6,732       1,075,016
                                                                ------------
                                                                  37,543,639
                                                                ------------
ENERGY SOURCES (0.3%)
    Montana Power Co. (The)                           40,000       1,575,000
                                                                ------------
TELECOMMUNICATIONS (26.4%)
    Adelphia Communications Corp. Cl. A#**            28,000       1,538,250
    Allegiance Telecom, Inc.**                        21,900       2,165,363
    ALLTEL Corp.                                      75,000       4,350,000
    AT&T Corp.                                        41,000       2,026,938
    AT&T Corp. - Liberty Media Group Cl. A**          40,500       2,116,125
    Bell Atlantic Corp.                               16,500         807,469
    Bellsouth Corp.                                   70,300       2,864,725
    Broadcom Corp. Cl. A**                            20,424       4,031,187
    Broadwing, Inc.**                                 89,600       2,660,000
    Centurytel, Inc.                                  75,000       2,521,875
    Crown Castle International Corp.**                87,500       2,821,875
    Global Crossing, Ltd.**                           22,827       1,064,309
    Go2net, Inc.**                                    57,300       4,985,100
    GTE Corp.                                         40,600       2,395,400
    Harris Corp.                                     135,000       4,303,125
    Inktomi Corp.**                                   25,000       3,428,125
    Internet Capital Group, Inc.#**                   24,200       2,559,150
    Leap Wireless International, Inc.**               48,500       4,252,844
    MCI Worldcom, Inc.**                              95,292       4,252,406
    McLeodUSA, Inc. Cl.A#**                           81,400       7,163,200
    Motorola, Inc.                                    17,300       2,949,650
    Network Solutions, Inc.**                          6,000       1,934,625
    Next Level Communication, Inc.**                  21,000       2,824,500
    Nextel Communications, Inc. Cl. A**               22,000       2,998,875
    NEXTLINK Communications, Inc.#**                  75,600       8,330,175
    NTL, Inc.#**                                      27,375       2,504,813
    PanAmSat Corp.**                                 110,000       5,369,375
    PMC-Sierra, Inc.**                                34,400       6,641,350
    PNV.Net, Inc.**                                  161,200         664,950
    QUALCOMM, Inc.**                                  26,200       3,731,863

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND
SCHEDULE OF INVESTMENTS (CONT'D)
February 29, 2000 (Unaudited)
----------------------------------------------------------------------------

                                                     NUMBER
                                                       OF
                                                     SHARES         VALUE
                                                     -------       ------

COMMON STOCKS (CONT'D)
UNITED STATES (CONT'D)
    Qwest Communications International, Inc.#**      108,000    $  5,008,500
    Rhythms Netconnections, Inc.#**                   55,000       1,962,812
    SBA Communications Corp.**                        75,000       3,037,500
    SBC Communications, Inc.                         123,321       4,686,198
    Tellabs, Inc.**                                   75,000       3,600,000
    Time Warner Telecom, Inc. Cl. A**                 68,100       5,243,700
    Western Wireless Corp.**                         102,200       4,956,700
    Williams Communications Group, Inc.#**            67,000       2,981,500
    WinStar Communications, Inc.#**                   40,000       3,095,000
                                                                ------------
                                                                 134,829,552
                                                                ------------
    TOTAL UNITED STATES                                          214,299,994
                                                                ------------
TOTAL COMMON STOCKS (Cost $332,328,378)                         $453,267,251
                                                                ------------

                                                      PAR
                                                     (000)
                                                    --------
SHORT-TERM INVESTMENT (10.3%)
    BBH Grand Cayman U.S. Dollar Time Deposit
      4.950% 03/01/00                                $52,930    $ 52,930,000
                                                                ------------
      (COST $52,930,000)

TOTAL INVESTMENTS (99.0%) (Cost $385,258,378*)                  $506,197,251

OTHER ASSETS IN EXCESS OF LIABILITIES (1.0%)                       5,069,910
                                                                ------------
TOTAL NET ASSETS (100.0%)                                       $511,267,161
                                                                ============

    * Also cost for Federal income tax purposes at February 29, 2000. The gross appreciation (depreciation) on a tax basis is as follows:

        Gross Appreciation                                      $131,766,079
        Gross Depreciation                                       (10,827,206)
                                                                ------------
        Net Appreciation                                        $120,938,873
                                                                ============

    ** Non-income producing securities.

    #  Security or a portion thereof is out on loan.

                            INVESTMENT ABBREVIATIONS
                        ADR = American Depository Receipts
                        GDR = Global Depository Receipts


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
February 29, 2000 (Unaudited)
----------------------------------------------------------------------------

                                                                                 GLOBAL
                                                               EUROPEAN    TELECOMMUNICATIONS
                                                              EQUITY FUND          FUND
                                                             ------------  ------------------
ASSETS
   Investments, at value (cost - $30,908,417 and
     $385,258,378, respectively)                             $34,244,016       $506,197,251
   Cash                                                        1,333,119                 --
   Collateral received for securities loaned                   3,001,500         56,298,740
   Receivable for investments sold                               744,075          5,926,094
   Receivable for fund shares sold                             2,980,482         12,649,767
   Receivable from investment adviser                              7,186                 --
   Receivable from foreign tax reclaims                           26,727                 --
   Dividends and interest receivable                              29,721            164,622
   Prepaid expenses and other assets                              44,104            111,396
                                                             -----------       ------------
     Total Assets                                             42,410,930        581,347,870
                                                             -----------       ------------
LIABILITIES
   Payable upon return of securities loaned                    3,001,500         56,298,740
   Payable for investments purchased                             426,419         12,135,788
   Payable for Fund shares repurchased                           322,598          1,001,287
   Advisory fee payable                                               --            363,318
   Distribution fee payable (Common shares)                        7,252             86,845
   Accrued expenses payable                                           --            194,731
                                                             -----------       ------------
     Total Liabilities                                         3,757,769         70,080,709
                                                             -----------       ------------
NET ASSETS
   Capital stock, $0.001 Par value                                 3,001              6,186
   Paid-in capital                                            30,169,083        363,413,546
   Undistributed net investment loss                            (312,273)        (1,046,579)
   Accumulated net realized gain from investments,
     and foreign currency related transactions, if any         5,459,438         27,955,424
   Net unrealized appreciation on investments, foreign
     currency related translations and other, if any           3,333,912        120,938,584
                                                             -----------       ------------
     Net Assets                                              $38,653,161       $511,267,161
                                                             ===========       ============
INSTITUTIONAL SHARES
   Net assets                                                $   129,657
                                                             -----------
   Shares outstanding                                             10,051
                                                             -----------
   Net asset value, offering price and redemption price
     per share                                               $     12.90
                                                             ===========
COMMON SHARES
   Net assets                                                $38,523,504       $511,267,161
                                                             -----------       ------------
   Shares outstanding                                          2,991,321          6,185,960
                                                             -----------       ------------
   Net asset value, offering price and redemption price
     per share                                               $     12.88       $      82.65
                                                             ===========       ============


                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

                                                                                  GLOBAL
                                                               EUROPEAN     TELECOMMUNICATIONS
                                                              EQUITY FUND          FUND
                                                              -----------   ------------------
INVESTMENT INCOME
  Dividends                                                   $   89,260       $    271,448
  Interest                                                        46,751            549,803
  Securities lending                                               2,134             69,453
  Foreign taxes withheld                                          (5,994)            (7,779)
                                                              ----------       ------------
    Total Investment Income                                      132,151            882,925
                                                              ----------       ------------
EXPENSES
  Investment advisory fees                                       150,121          1,044,183
  Administration fees                                             33,773            182,732
  Printing fees                                                   68,198             19,968
  Custodian fees                                                  40,663             53,611
  Distribution fees                                               37,391            261,135
  Registration fees                                               32,897             88,915
  Legal fees                                                      28,061              8,357
  Interest expense                                                13,846                 --
  Audit fees                                                       6,259              4,524
  Directors fees                                                   6,080              5,377
  Transfer agent fees                                              4,249             73,439
  Insurance expense                                                   88                289
  Miscellaneous fees                                               6,129              5,095
                                                              ----------       ------------
                                                                 427,755          1,747,625
  Less fees waived and reimbursed                               (197,975)           (24,723)
                                                              ----------       ------------
    Total Expenses                                               229,780          1,722,902
                                                              ----------       ------------
  Net Investment Loss                                            (97,629)          (839,977)
                                                              ----------       ------------
Realized and Unrealized Gain/(Loss) on Investments
  and Foreign Currency Transactions
  Net realized gain/(loss) from:
    Security transactions                                      7,199,803         29,697,789
    Foreign exchange transactions                               (214,538)          (206,602)
                                                              ----------       ------------
                                                               6,985,265         29,491,187
                                                              ----------       ------------
  Net change in unrealized appreciation/(depreciation):
    Investments                                                2,386,309        115,836,071
    Translation of assets and
      liabilities in foreign currencies                           (5,585)              (460)
                                                              ----------       ------------
                                                               2,380,724        115,835,611
                                                              ----------       ------------
  Net Gain on Investments and Foreign Currency Transactions    9,365,989        145,326,798
                                                              ----------       ------------
  Net Increase in Net Assets Resulting From Operations        $9,268,360       $144,486,821
                                                              ==========       ============

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------




                                               EUROPEAN EQUITY FUND             GLOBAL TELECOMMUNICATIONS FUND
                                      -------------------------------------  ------------------------------------
                                      FOR THE SIX MONTHS   FOR THE PERIOD    FOR THE SIX MONTHS   FOR THE YEAR
                                            ENDED        JANUARY 28, 1999*          ENDED              ENDED
                                      FEBRUARY 29, 2000  TO AUGUST 31, 1999    FEBRUARY 29, 2000  AUGUST 31, 1999
                                      ------------------ ------------------  -------------------  ---------------
                                         (UNAUDITED)                             (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
  Net investment income/(loss)          $   (97,629)        $   213,741         $   (839,977)      $   (67,321)
  Net gain/(loss) on investments
    and foreign currency
    transactions                          9,365,989            (865,652)         145,326,798         7,197,021
                                        -----------         -----------         ------------       -----------
  Net increase/(decrease) in
    net assets resulting from
    operations                            9,268,360            (651,911)         144,486,821         7,129,700
                                        -----------         -----------         ------------       -----------
  Dividends and Distributions to
    shareholders:
  From net investment income:
    Institutional shares                       (667)                 --                   --                --
    Common shares                          (134,704)                 --                   --                --
  From net realized capital gains:
    Institutional shares                         --                  --                   --                --
    Common shares                                --                  --           (3,754,559)         (179,290)
                                        -----------         -----------         ------------       -----------
  Total distributions to
    shareholders                           (135,371)                 --           (3,754,559)         (179,290)
                                        -----------         -----------         ------------       -----------
  Net capital share transactions          4,863,728          25,308,355          305,369,408        57,496,988
                                        -----------         -----------         ------------       -----------
  Total increase in
    net assets                           13,996,717          24,656,444          446,101,670        64,447,398
NET ASSETS:
    Beginning of period                  24,656,444                  --           65,165,491           718,093
                                        -----------         -----------         ------------       -----------
    End of period                       $38,653,161         $24,656,444         $511,267,161       $65,165,491
                                        ===========         ===========         ============       ===========
  Undistributed net investment
    income/(loss)                       $  (312,273)        $   135,265         $ (1,046,579)      $        --
                                        ===========         ===========         ============       ===========

  * Inception Date


WARBURG PINCUS FUNDS
EUROPEAN EQUITY FUND FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)
--------------------------------------------------------------------------------

                                                     INSTITUTIONAL                                     COMMON
                                        ----------------------------------------     ------------------------------------------
                                           FOR THE SIX                                  FOR THE SIX
                                           MONTHS ENDED        FOR THE PERIOD           MONTHS ENDED           FOR THE PERIOD
                                        FEBRUARY 29, 2000     JANUARY 28, 1999*      FEBRUARY 29, 2000        JANUARY 28, 1999*
                                           (UNAUDITED)       TO AUGUST 31, 1999         (UNAUDITED)          TO AUGUST 31, 1999
                                        -----------------    ------------------      -----------------       ------------------

Net asset value, beginning of period          $ 9.80               $10.00                 $  9.79                 $ 10.00
                                              ------               ------                 -------                 -------
  Income from investment operations
    Net investment income                      (0.01)                0.09                   (0.04)                   0.08
    Net gain/(loss) on investments
      and foreign currency
      transactions (both realized
      and unrealized)                           3.18                (0.29)                   3.18                   (0.29)
                                              ------               ------                 -------                 -------
    Total from investment operations            3.17                (0.20)                   3.14                   (0.21)
                                              ------               ------                 -------                 -------
  Dividends from net investment
    income                                     (0.07)                  --                   (0.05)                     --
                                              ------               ------                 -------                 -------
Net asset value, end of period                $12.90               $ 9.80                 $ 12.88                 $  9.79
                                              ======               ======                 =======                 =======
Total return                                32.38%(c)           (2.00)%(c)               32.12%(c)              (2.10)%(c)
Ratios/Supplemental Data:
  Net assets, end of period
    (000s omitted)                            $  130               $   98                 $38,524                 $24,588
  Ratio of expenses to average
    net assets                            1.23%(a)(b)          1.16%(a)(b)             1.53%(a)(b)             1.46%(a)(b)
  Ratio of net investment income/
    (loss) to average net assets           (0.37)%(b)             1.67%(b)              (0.65)%(b)                1.41%(b)
  Fund turnover rate                          112%(c)              161%(c)                 112%(c)                 161%(c)


------------------
(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Institutional class would have been 2.39% annualized for the six months ended February 29, 2000 and 2.29% annualized for the period ended August 31, 1999. Without the volunary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 2.72% annualized for the six months ended February 29, 2000 and 2.64% annualized for the period ended August 31, 1999.

(b) Annualized.

(c) Not Annualized.

*   Inception Date.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
GLOBAL TELECOMMUNICATIONS FUND FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout each Period)
--------------------------------------------------------------------------------

                                                                  COMMON
                                        ------------------------------------------------------------
                                           FOR THE SIX     FOR THE YEAR ENDED      FOR THE PERIOD
                                           MONTHS ENDED        AUGUST 31,         DECEMBER 4, 1996*
                                         FEBRUARY 29, 2000 -------------------      TO AUGUST 31,
                                           (UNAUDITED)        1999      1998             1997
                                        ----------------    --------   ------     ------------------
Net asset value, beginning of period          $  41.22      $ 20.54     $17.30         $15.00
                                              --------      -------     ------         ------
  Income from investment operations
    Net investment income/(loss)                 (0.10)       (0.04)     (0.01)          0.02
    Net gain on investments and foreign
      currency transactions
      (both realized and unrealized)             42.76        23.56       4.29           2.28
                                              --------      -------     ------         ------
    Total from investment operations             42.66        23.52       4.28           2.30
                                              --------      -------     ------         ------
  Distributions from capital gains               (1.23)       (2.84)     (1.04)            --
                                              --------      -------     ------         ------
Net asset value, end of period                $  82.65      $ 41.22     $20.54         $17.30
                                              ========      =======     ======         ======
Total return                                 104.49%(c)     120.73%     25.38%       15.33%(c)
Ratios/Supplemental Data:
  Net assets, end of period (000s omitted)    $511,267      $65,165     $  718         $  569
  Ratio of expenses to average net assets   1.65%(a)(b)     1.65%(a)   1.65%(a)    1.65%(a)(b)
  Ratio of net investment income (loss) to
    average net assets                       (0.80)%(b)     (0.35)%    (0.03)%        0.16%(b)
  Fund turnover rate                             50%(c)        203%       169%          43%(c)


-------------------
(a) Without the voluntary waiver of advisory fees and administration fees, the ratios of expenses to average net assets for the Common Class would have been 1.67% annualized for the six months ended February 29, 2000 and 2.52% and 6.86% for the years ended August 31, 1999 and 1998, respectively, and 8.38% annualized for the period ended August 31, 1997.

(b) Annualized.

(c) Not Annualized.

*   Inception Date.

                 See Accompanying Notes to Financial Statements.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Warburg Pincus Funds covered in this report are comprised of Warburg, Pincus European Equity Fund, Inc. ("European Equity") and Warburg, Pincus Global Telecommunication Fund, Inc. ("Global Telecommunications") (each, a "Fund" and collectively, the "Funds"), which are registered under the Investment Company Act of 1940 , as amended (the "1940 Act"), as non-diversified (other than European Equity which is diversified), open-end management investment companies. Each Fund is authorized to offer three classes of shares: Common, Advisor and Institutional, although only Common shares and Institutional shares of each Fund are currently offered. Common shares for each Fund bear expenses paid pursuant to a shareholder servicing and distribution agreement at an annual rate not to exceed .25% of the average daily net asset value of the Fund's outstanding Common shares. In addition, the Common shares bear a co-administration fee.

   Certain of the Funds are permitted to engage in the investment strategies described in the Notes to Financial Statements. The Funds are not obligated to pursue any of the following strategies and do not represent that these techniques are available now or will be available at any time in the future. Please refer to each Fund's prospectus(es) and statement of additional information for a description of its investment strategies.

              A) SECURITY VALUATION -- The net asset value of each Fund is determined daily as of the close of regular trading on The New York Stock Exchange Inc. Each Fund's securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sales price. If no sales are reported, as in the case of some securities traded over-the-counter, the securities are valued at the mean between the last reported bid and asked prices. All other securities and assets are valued as determined in good faith by the Fund's Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

              B) FOREIGN CURRENCY TRANSACTIONS -- Transactions denominated in foreign currencies are recorded in each Fund's records at the current prevailing exchange rates. Asset and liability accounts that are denominated in a foreign currency are adjusted daily to reflect current exchange rates. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. It is not practical to isolate that portion of both realized and unrealized gains and losses on investments in the statement

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     of operations that result from fluctuations in foreign currency exchange rates. Each Fund reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income (loss) for Federal income tax purposes.

              C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class specific expenses and vary by class. Expenses not directly attributable to a specific Fund or class are allocated based on relative net assets of each Fund and class, respectively.

              D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Each Fund calculates its dividends from net investment income. Net investment income includes interest accrued and dividends earned on the Fund's portfolio securities for the applicable period less applicable expense. European Equity and Global Telecommunications will distribute substantially all of its net realized capital gains and all net investment income, if any, to its shareholders at least annually.

              The character of distributions made during the year for net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to generally accepted accounting principles (GAAP) and tax differences in the character of income and expense recognition. These differences are primarily due to differing treatments for net operating losses, paydowns on mortgage-backed securities, passive foreign investment companies, and forward foreign currency contracts. To the extent these differences are permanent in nature, such amounts are reclassified within capital accounts based on U.S. tax-basis treatment. Temporary differences do not require reclassification

              E) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is each Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

              G) REPURCHASE AGREEMENTS -- Money market instruments may be purchased from banks and non-bank dealers subject to the seller's agreement to repurchase them at an agreed upon date and price. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of portfolio investments. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreements are conditional upon the collateral being deposited under the Federal Reserve book-entry system or held in a separate account by each Fund's custodian or an authorized securities depository. Neither Fund had open repurchase agreements at February 29, 2000.

              H) FUTURES TRANSACTIONS -- A Fund invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or securities prices, or for other purposes. Certain Fund's may enter into futures contracts subject to certain limitations. Upon entering into a futures contract, each Fund is required to deposit cash or liquid securities or pledge U.S. Government securities of an initial margin. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variations margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contracts. Risks of entering into futures contracts include the possibility that there will be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              I) OPTION TRANSACTIONS -- When a Fund writes or purchases a call or a put option, an amount equal to the premium received or paid by the Fund is recorded as a liability or asset, the value of which is marked-to-market daily to reflect the current market value of the option.
     When the option expires, the Fund realizes a gain or loss equal to the amount of the premium received or paid. When the Fund exercises an option or enters into a closing transaction by purchasing or selling an offsetting option, it realizes a gain or loss without regard to any unrealized gain or loss to underlying security. The potential loss associated with purchasing an option is limited to the premium paid, and the premium would partially offset any gains achieved from its use.

              J) TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchases commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

              K) SECURITIES  LENDING -- Loans of the  securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the Boston Global Investment Trust. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The market value of securities on loan to brokers and the value of collateral held by each Fund with respect to such loans (including right to draw on letter of credit) at February 29, 2000 is as follows:

                                     MARKETS VALUE OF         VALUE OF
     FUND                            SECURITIES LOANED   COLLATERAL RECORDED
     ---------------------------     -----------------   -------------------
     European Equity                    $ 2,880,312          $ 3,001,500
     Global Telecommunications           55,116,669           56,298,740

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

              L) SHORT SALES -- When a Fund's investment adviser believes that a security is overvalued, it may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of the short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund replaces such security. A Fund will realize a gain if there is a decline in price of the security between those dates, and the decline exceeds the cost of the borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it is sold a security short, its potential loss is limited only by the maximum attainable price of the security less the price at which the security was sold. Until a Fund replaces a borrowed security, it will maintain at all times cash or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

              M) OTHER -- Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates.

              Some countries in which the Funds invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

              The   securities   exchanges  of  certain   foreign   markets  are
     substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by each Fund may be inhibited. In addition, a significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

              Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

              In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and (to the extent a Fund invests in junk bonds) the Fund's net asset value.


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to Investment Advisory Agreements, Credit Suisse Asset Management, LLC ("CSAM") an indirect, wholly-owned subsidiary of Credit Suisse Group, serves as investment advisor for each of the Funds described herein.

     For its advisory services, CSAM is entitled to receive the following fees, computed daily and payable monthly on each Fund's average daily net assets:

     FUND                                          ANNUAL RATE
     ----------------------              ---------------------------------
     European Equity                     1.00% Of average daily net assets
     Global Telecommunications           1.00% Of average daily net assets

     CSAM may, at its discretion, voluntarily waive all or any portion of its advisory fee for any of the Funds. For the six months ended February 29, 2000 advisory fees and waivers for each of the Funds were as follows:

                                         GROSS                         NET
     FUND                            ADVISORY FEE      WAIVER     ADVISORY FEE
     ----------------------         -------------   ----------    ------------
     European Equity                 $  150,121     $(150,121)    $       --
     Global Telecommunications        1,044,183       (11,032)     1,033,151

     CSAM reimbursed expenses of European Equity, in the amount of $21,558 for the six months ended February 29, 2000.

     For its sub-advisory services, Credit Suisse Asset Management Limited ("CSAM Limited"), an indirect, wholly-owned subsidiary of Credit Suisse Group, is entitled to receive from CSAM .50% of the average daily net assets of European Equity. For the six months ended February 29, 2000, CSAM Limited was entitled to receive $75,061 from CSAM for sub-advisory services provided to European Equity, all of which were waived.

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     State Street Bank and Trust Company ("State Street") , serves as each Fund's transfer and dividend disbursement agent. State Street has delegated most of its Fund service obligations to Boston Financial Data Services, Inc. (BFDS), a 50% owned subsidiary of State Street.

     Counsellors Fund Services, Inc. ("CFSI"), a wholly-owned subsidiary of Credit Suisse Asset Management, LLC. served as co-administrator of each Fund until November 1, 1999. On November 1, 1999, Credit Suisse Asset Management Securities, Inc. ("CSAMSI") replaced CFSI as co-administrator to each portfolio. PFPC Inc. ("PFPC"), an indirect subsidiary of PNC Financial Services Group, also serves as each Fund's co-administrator. For administration services, each Fund, except European Equity, pays CSAMSI a fee calculated at an annual rate .05% of the Fund's first $125 million in average daily nets assets of the Common shares and .10% of average daily net assets of the Common shares over $125 million. For European Equity, CSAMSI is entitled to receive from the Fund a monthly fee equal to annual rate of.10% of average daily net assets of the Common shares. No compensation is payable by the Funds to CSAMSI for co-administration services for the Institutional shares.

     CFSI, at its discretion, voluntarily waived a portion of its co-administration fees for the Funds. For the period September 1, 1999 to October 31, 1999, co-administration fees earned and waived by CFSI on the Common shares were as follows:

                                         GROSS                           NET
     FUND                        CO-ADMINISTRATION FEE  WAIVER  CO-ADMINISTRATION FEE
     ---------------------       --------------------- -------  ---------------------
     European Equity                    $3,989         $(1,995)         $1,994
     Global Telecommunications           6,554          (6,554)             --

     CSAMSI may, at its discretion, voluntarily waive all or any portion of its administrative fee for any of the Funds. For the period November 1, 1999 to February 29, 2000, co-administrative service fees earned and waived by CSAMSI on the Common shares were as following:

                                  GROSS CO-ADMINISTRATIVE             NET CO-ADMINISTRATIVE
     FUND                                 FEE                 WAIVER           FEE
     ---------------------        -----------------------    -------  ---------------------
     European Equity                      $10,967            $(5,483)       $ 5,484
     Global Telecommunications             45,655                 --         45,655

     For administration services, PFPC currently receives a fee calculated at annual rate of .125% on each Fund's average daily net asset, except European Equity, subject to a minimum annual fee and exclusive of out-of-pocket expenses. For European Equity, PFPC is entitled to receive a fee calculated at

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

an annual rate of .12% of the funds first $250 million in average daily net assets, .10% of the next $250 million in average daily net assets, .08% of the next $250 million in average daily net assets and .05% of average daily net assets over $750 million, subject to minimum annual fee and exclusive of out-of-pocket expense. PFPC may, at its discretion, voluntarily waive all or any portion of its administration fee for any of the Funds. For the six months ended February 29, 2000, the co-administration fee earned and waived by PFPC were as follows:

                                  GROSS CO-ADMINISTRATIVE              NET CO-ADMINISTRATIVE
     FUND                                   FEE              WAIVER             FEE
     ---------------------        -----------------------    -------   ---------------------
     European Equity                     $ 18,817           $(18,817)         $    --
     Global Telecommunications            130,523             (7,137)         123,386

     In addition to serving as each Funds co-administrator, CSAMSI served as distributor of each Fund's shares until January 1, 2000. On January 1, 2000, Provident Distributors, Inc. ("PDI") replaced CSAMSI as distributor to each Fund. No compensation is payable by any of the Funds to PDI for distribution services, but CSAMSI receives compensation from each Fund's Common shares under the co-administration agreement for shareholder servicing and distribution. For the Shareholder Servicing and Distribution Plan on the Common shares, CSAMSI receives a fee calculated at an annual rate .25% of the average daily net assets of the Common shares of each Fund. For the six months ended February 29, 2000, shareholder servicing and distribution fees, earned by CSAMSI were as follows:

     FUND                                            DISTRIBUTION FEE
     ---------------------                           ----------------
     European Equity                                     $ 37,391
     Global Telecommunications                            261,135


NOTE 3. PURCHASES AND SALES OF SECURITIES

     For the six months ended February 29, 2000, purchases and sales of investment securities (other than short-term investments) were as follows:

                                                INVESTMENT SECURITIES
                                           ------------------------------
     FUND                                    PURCHASES       SALES
     ---------------------                 ------------ -----------------
     European Equity                       $ 30,808,407   $ 31,334,860
     Global Telecommunications              347,512,067    100,187,155

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 4. CAPITAL SHARES

     Transactions in capital shares for each period were as follows:

                                                    EUROPEAN EQUITY FUND
               ---------------------------------------------------------------------------------------------------
                                  INSTITUTIONAL                                      COMMON
               ------------------------------------------------ --------------------------------------------------
               FOR THE SIX MONTHS ENDED      FOR THE PERIOD      FOR THE SIX MONTHS ENDED      FOR THE PERIOD
                 FEBRUARY  29,  2000       JANUARY  28,  1999*      FEBRUARY  29, 2000        JANUARY 28, 1999*
                     (UNAUDITED)         THROUGH AUGUST 31, 1999       (UNAUDITED)         THROUGH AUGUST 31, 1999
               ------------------------  ----------------------- -----------------------   -----------------------
                SHARES        VALUE       SHARES       VALUE       SHARES      VALUE         SHARES       VALUE
               -------       ---------    ------     ----------  ---------- ------------    ---------  -----------
Shares sold        --          $ --       10,003       $100,030   6,223,639 $ 73,924,345    4,115,201  $40,639,910
Shares issued in
   reinvestment
   of dividends    48           566           --             --      11,320      132,331           --           --
Shares repur-
   chased          --            --           --             --  (5,753,389) (69,193,513)  (1,605,450) (15,431,585)
                   --          ----       ------       --------  ---------- ------------   ----------  -----------
Net increase       48          $566       10,003       $100,030     481,570 $  4,863,163    2,509,751  $25,208,325
                   ==          ====       ======       ========  ========== ============   ==========  ===========

*Inception date.


                                 GLOBAL TELECOMMUNICATIONS FUND
                    --------------------------------------------------------
                                              COMMON
                    --------------------------------------------------------
                     FOR THE SIX MONTHS ENDED
                          FEBRUARY 29, 2000            FOR THE YEAR ENDED
                              (UNAUDITED)                AUGUST 31, 1999
                    ----------------------------   -------------------------
                        SHARES          VALUE        SHARES         VALUE
                    -------------  -------------   -----------   -----------
Shares sold            6,740,206   $ 450,096,204    1,820,386    $68,055,242
Shares issued in
   reinvestment of
   dividends              57,720       3,567,095        5,883        167,194
Shares repurchased    (2,192,727)   (148,293,891)    (280,472)   (10,725,448)
                    ------------   -------------  -----------    -----------
Net increase           4,605,199   $ 305,369,408    1,545,797    $57,496,988
                    ============   =============  ===========    ===========
*Inception date.

     On February 29, 2000, the number of shareholders that held 5% or more of the outstanding shares are as follows:

                                              NUMBER OF   APPROXIMATE PERCENTAGE
                                            SHAREHOLDERS   OF OUTSTANDING SHARES
                                            ------------  ----------------------
        European Equity Institutional shares    1                99.97%
        European Equity Common shares           2                71.52

WARBURG PINCUS FUNDS
NOTES TO FINANCIAL STATEMENTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------

NOTE 5. LINE OF CREDIT

     The Funds, together with other funds advised by CSAM, have established a $250 million committed line of credit facility ("Credit Facility") with Deutche Bank, AG as administrative agent, State Street Bank and Trust Company as operations agents, Bank of Nova Scotia as syndication agent and certain other lender, for temporary or emergency purposes primarily relating to unanticipated portfolio share redemption. Under the terms of the Credit Facility, the funds with access to the Credit Facility pay an aggregate commitment fee at a rate of
 .075% per annum on the average daily balance of the Credit Facility that is undisbursed and uncanceled during the preceding quarter allocated among the participation funds in such manner as is determined by the governing Boards of the various funds. In addition the participating funds will pay interest on borrowing at the Federal funds rate plus .50%. During the six months ending February 29, 2000, the following fund had borrowings under line of credit agreement.

                          AVERAGE DAILY     AVERAGE       MAXIMUM DAILY   LOAN OUTSTANDING
      PORTFOLIO           LOAN BALANCE  INTEREST RATE %  LOAN OUTSTANDING    AT 02/29/00
     ---------------      ------------  ---------------  ---------------- ----------------
     EUROPEAN EQUITY         $448,599        6.09%          $5,858,000           $0

THE WARBURG PINCUS FUNDS
SPECIAL SHAREHOLDER MEETING RESULTS
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


                       WARBURG PINCUS EUROPEAN EQUITY FUND
                  WARBURG PINCUS GLOBAL TELECOMMUNICATIONS FUND


A special meeting of shareholders of each Fund was held on May 21, 1999. At the special meeting, the following persons were elected as directors of each Fund, constituting the entire Board of Directors: Richard H. Francis, Jack W. Fritz, Jeffrey E. Garten, James S. Pasman, Jr., William W. Priest, Steven N. Rappaport, Arnold M. Reichman and Alexander B.
Trowbridge.

In addition, shareholders of each Fund voted on the following matters:

       Proposal 2:    Ratification  of the  selection of  PricewaterhouseCoopers
                      LLP as the independent accountants for each of the Funds for the fiscal year ending August 31, 1999.

The voting results for each Fund were as follows:

Election of Directors:

--------------------------------------------------------------------------------
   EUROPEAN EQUITY                                     For            Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                            1,563,817.1831      46,857.0038
--------------------------------------------------------------------------------
   Jack W. Fritz                                 1,568,007.1941      42,666.9928
--------------------------------------------------------------------------------
   Jeffrey E. Garten                             1,565,720.2961      44,953.8908
--------------------------------------------------------------------------------
   James S. Pasman, Jr.                          1,565,842.6191      44,831.5678
--------------------------------------------------------------------------------
   William W. Priest                             1,568,007.8711      42,666.3158
--------------------------------------------------------------------------------
   Steven N. Rappaport                           1,567,490.5061      43,183.6808
--------------------------------------------------------------------------------
   Arnold M. Reichman                            1,568,607.8711      43,066.3158
--------------------------------------------------------------------------------
   Alexander B. Trowbridge                       1,565,051.0831      45,623.1038
--------------------------------------------------------------------------------


Proposal 2:

--------------------------------------------------------------------------------
                             % of Shares to Total   % of Shares to Total Shares
                Shares        Outstanding Shares               Vote
--------------------------------------------------------------------------------

   For      1,585,178.7222          56.4308%                98.4171%
--------------------------------------------------------------------------------
   Against     12,845.8637           0.4573%                 0.7975%
--------------------------------------------------------------------------------
   Abstain     12,649.6010           0.4503%                 0.7854%
--------------------------------------------------------------------------------

WARBURG PINCUS FUNDS
SPECIAL SHAREHOLDER MEETING RESULTS (CONT'D)
February 29, 2000 (Unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
   GLOBAL TELECOMMUNICATIONS                   For              Withheld
--------------------------------------------------------------------------------
   Richard H. Francis                       129,882.0290       1,716.8970
--------------------------------------------------------------------------------
   Jack W. Fritz                            129,217.0550       2,381.8710
--------------------------------------------------------------------------------
   Jeffrey E. Garten                        129,404.0120       2,194.9140
--------------------------------------------------------------------------------
   James S. Pasman, Jr.                     129,882.0290       1,716.8970
--------------------------------------------------------------------------------
   William W. Priest                        129,930.6370       1,668.2890
--------------------------------------------------------------------------------
   Steven N. Rappaport                      130,019.5860       1,579.3400
--------------------------------------------------------------------------------
   Arnold M. Reichman                       129,930.6370       1,668.2890
--------------------------------------------------------------------------------
   Alexander B. Trowbridge                  129,266.4550       2,332.4710
--------------------------------------------------------------------------------


Proposal 2:

                             % of Shares to Total   % of Shares to Total Shares
                  Shares      Outstanding Shares               Vote
--------------------------------------------------------------------------------
   For         129,971.3690       40.8565%                  98.7632%
--------------------------------------------------------------------------------
   Against         712.5570        0.2240%                   0.5415%
--------------------------------------------------------------------------------
   Abstain         915.0000        0.2876%                   0.6953%
--------------------------------------------------------------------------------

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                                [GRAPHIC OMITTED]
                              WARBURG PINCUS FUNDS

                      P.O. BOX 9030, BOSTON, MA 02205-9030
                  800-WARBURG (800-927-2874) o www.warburg.com

PROVIDENT DISTRIBUTORS, INC., DISTRIBUTOR.                          WPEGT-3-0200